Interest-Bearing Loans and Borrowings	6 Months Ended
Jun. 30, 2018
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Interest-Bearing Loans and Borrowings
16.	INTEREST-BEARING LOANS AND BORROWINGS

This note provides information about the company’s interest-bearing loans and borrowings. For more information about the company’s exposure to interest rate and foreign exposure currency risk - refer to Note 19 Risks arising from financial instruments.

NON-CURRENT LIABILITIES Million US dollar	30 June 2018	31 December 2017
Secured bank loans	135	230
Unsecured bank loans	128	153
Unsecured bond issues	110 459	108 327
Unsecured other loans	52	53
Finance lease liabilities	175	186

	110 949	108 949

CURRENT LIABILITIES Million US dollar	30 June 2018	31 December 2017
Secured bank loans	1 405	272
Commercial papers	1 801	1 870
Unsecured bank loans	126	739
Unsecured bond issues	2 604	4 510
Unsecured other loans	13	15
Finance lease liabilities	25	27

	5 974	7 433

The current and non-current interest-bearing loans and borrowings amount to 116.9 billion US dollar as of 30 June 2018, compared to 116.4 billion US dollar as of 31 December 2017.

Commercial papers amount to 1.8 billion US dollar as of 30 June 2018 and include programs in US dollar and euro with a total authorized issuance up to 3.0 billion US dollar and 1.0 billion euro, respectively.

During 2018, AB InBev completed the issuance of the following series of bonds:

Issue date	Aggregate principal amount (in millions)	Currency	Interest rate	Maturity date
23 January 2018	1 500	Euro	3M EURIBOR + 30 bps	15 April 2024
23 January 2018	2 000	Euro	1.150%	22 January 2027
23 January 2018	750	Euro	2.000%	23 January 2035
4 April 2018	1 500	USD	3.500%	12 January 2024
4 April 2018	2 500	USD	4.000%	13 April 2028
4 April 2018	1 500	USD	4.375%	15 April 2038
4 April 2018	2 500	USD	4.600%	15 April 2048
4 April 2018	1 500	USD	4.750%	15 April 2058
4 April 2018	500	USD	3M LIBOR + 74 bps	12 January 2024

On 19 March, the company redeemed the entire outstanding principal amount of the Anheuser-Busch InBev Worldwide notes with a principal amount of 2.5 billion US dollar due in 2019 bearing interest at 7.75%. The redemption of the notes was financed with cash.

On 23 April, the company redeemed the entire outstanding principal amount of certain notes due in 2019 and 2020. The total principal amount of the notes that were retired is approximately 7.8 billion US dollar. The redemption of the notes was financed with cash.

On 6 June, the company redeemed the entire outstanding principal amount of the Anheuser-Busch InBev Worldwide notes due 2020. The total principal amount of notes that were retired is 1.0 billion US dollar. The redemption of the notes was financed with cash.

AB InBev is in compliance with all its debt covenants as of 30 June 2018. The 2010 senior facilities do not include restrictive financial covenants.

TERMS AND DEBT REPAYMENT SCHEDULE AT 30 JUNE 2018 Million US dollar	Total	1 year or less	1-2 years	2-3 years	3-5 years	More than 5 years
Secured bank loans	1 540	1 405	56	15	28	36
Commercial papers	1 801	1 801	0	0	0	0
Unsecured bank loans	254	126	95	33	0	0
Unsecured bond issues	113 063	2 604	6 276	10 649	17 764	75 770
Unsecured other loans	65	13	18	8	6	20
Finance lease liabilities	200	25	33	19	16	107

	116 923	5 974	6 478	10 724	17 814	75 933

TERMS AND DEBT REPAYMENT SCHEDULE AT 31 DECEMBER 2017 Million US dollar	Total	1 year or less	1-2 years	2-3 years	3-5 years	More than 5 years
Secured bank loans	502	272	128	18	33	51
Commercial papers	1 870	1 870	—	—	—	—
Unsecured bank loans	892	739	122	31	—	—
Unsecured bond issues	112 837	4 510	9 956	9 389	18 441	70 541
Unsecured other loans	68	15	18	7	3	25
Finance lease liabilities	213	27	29	20	23	114

	116 382	7 433	10 253	9 465	18 500	70 731

Net debt is defined as non-current and current interest-bearing loans and borrowings and bank overdrafts minus debt securities and cash and cash equivalents. Net debt is a financial performance indicator that is used by AB InBev’s management to highlight changes in the company’s overall liquidity position. The company believes that net debt is meaningful for investors as it is one of the primary measures AB InBev’s management uses when evaluating its progress towards deleveraging.

AB InBev’s net debt increased to 108.8 billion US dollar as of 30 June 2018, from 104.4 billion US dollar as of 31 December 2017. Apart from operating results net of capital expenditures, the net debt is mainly impacted by the acquisition by Ambev of additional shares in Cervecería Nacional Dominicana S.A. (“CND”) following the partial exercise by E. León Jimenes S.A. (“ELJ”) of its put option (0.9 billion US dollar), the payment to Molson Coors Brewing Company related to a purchase price adjustment on the disposal completed on 11 October 2016 of SAB’s interest in MillerCoors LLC and all trademarks, contracts and other assets primarily related to the “Miller International Business” (0.3 billion US dollar), dividend payments to shareholders of AB InBev and Ambev (5.1 billion US dollar), the payment of interests and taxes (4.6 billion US dollar) and the impact of changes in foreign exchange rates (0.8 billion US dollar decrease of net debt).

The following table provides a reconciliation of AB InBev’s net debt as of the dates indicated:

Million US dollar	30 June 2018	31 December 2017
Non-current interest-bearing loans and borrowings	110 949	108 949
Current interest-bearing loans and borrowings	5 974	7 433

	116 923	116 382
Bank overdrafts	72	117
Cash and cash equivalents	(7 970)	(10 472)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(191)	(309)
Debt securities (included within Investment securities)	(26)	(1 328)

Net debt	108 808	104 390